CONTINGENCIES	12 Months Ended
Jun. 25, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
In connection with the sale of restaurants to franchisees and brand divestitures, we have, in certain cases, guaranteed lease payments. As of June 25, 2014 and June 26, 2013, we have outstanding lease guarantees or are secondarily liable for $116.5 million and $132.6 million, respectively. This amount represents the maximum potential liability of future payments under the guarantees. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2015 through fiscal 2024. In the event of default, the indemnity and default clauses in our assignment agreements govern our ability to pursue and recover damages incurred. No material liabilities have been recorded as of June 25, 2014, as the likelihood of default by the buyers on the assignment agreements was deemed to be less than probable.

We provide letters of credit to various insurers to collateralize obligations for outstanding claims. As of June 25, 2014, we had $26.1 million in undrawn standby letters of credit outstanding. All standby letters of credit are renewable annually.

The aggregate litigation reserves of approximately $39.5 million established in the fourth quarter of fiscal 2014 are based on the terms set forth in the applicable agreements and our reasonable expectations regarding future events. Evaluating contingencies related to litigation is a complex process involving subjective judgment on the potential outcome of future events and the ultimate resolution of litigated claims may differ from our current analysis.  Accordingly, we review the adequacy of accruals and disclosures pertaining to litigated matters each quarter in consultation with legal counsel and we assess the probability and range of possible losses associated with contingencies for potential accrual in the consolidated financial statements.

In August 2004, certain current and former hourly restaurant team members filed a putative class action lawsuit against us in California Superior Court alleging violations of California labor laws with respect to meal periods and rest breaks. The lawsuit sought penalties and attorney’s fees and was certified as a class action by the trial court in July 2006. In July 2008, the California Court of Appeal decertified the class action on all claims with prejudice. In October 2008, the California Supreme Court granted a writ to review the decision of the Court of Appeal and oral arguments were heard by the California Supreme Court on November 8, 2011. On April 12, 2012, the California Supreme Court issued an opinion affirming in part, reversing in part, and remanding in part for further proceedings. The California Supreme Court’s opinion resolved many of the legal standards for meal periods and rest breaks in our California restaurants.  On September 26, 2013, the trial court granted plaintiffs’ motion to certify a meal period subclass and denied our motion to decertify the rest period subclass.

On April 8, 2014, the parties participated in mediation where preliminary settlement discussions began, but a settlement was not achieved and significant issues remained outstanding.  On August 6, 2014, the parties reached a preliminary settlement agreement, which remains subject to court approval, to resolve all claims in exchange for a settlement payment not to exceed $56.5 million.  We established a reserve of approximately $39.0 million related to this pending class action litigation, but the actual amount of any settlement payment could vary from our reserve and will be subject to many factors including approval by the court, claims process, and other matters typically associated with the potential settlement of complex class action litigation.

We are engaged in various other legal proceedings and have certain unresolved claims pending. Reserves have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, Management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on our consolidated financial condition or results of operations.